Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	11 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Loss from continuing operations	$ (71,718)	$ (192,697)	$ 1,027,333	$ 939,908	$ 1,005,948
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	11,247	(97,863)	(228,980)	(377,491)	567,876
Net pension and post-retirement benefit gains/ (losses)	102,452	0	(189,302)	(258,079)	77,298
Reclassification of net pension and post-retirement benefit losses to net income	0	7,266	54,833	56,813	53,353
Net deferred gains/(losses) on derivatives from periodic revaluations	111,196	(1,059)	(11,743)	30,377	9,395
Net deferred (gains)/losses on derivatives reclassified to earnings	(2,743)	6,552	29,608	(13,811)	(20,794)
Total comprehensive income/(loss)	150,434	(277,801)	681,749	377,717	1,693,076
Comprehensive loss/(income) attributable to the noncontrolling interest	5,555	1,193	1,344	734	(21,373)
Comprehensive income attributable to H.J. Heinz Company	$ 155,989	$ (276,608)	$ 683,093	$ 378,451	$ 1,671,703